Common Stock (Narrative) (Details) (USD $) Share data in Millions	1 Months Ended	12 Months Ended
	Mar. 31, 2010	Jul. 02, 2011	Jul. 03, 2010
Common Stock
Share repurchase authorization, value			$ 3,000,000,000
Shares repurchased	36.4	80.2
Cost of stock repurchased	500,000,000	1,300,000,000
Settlement on ASR		13,000,000
Share repurchase program remaining amount		$ 1,200,000,000
Share repurchase authorization, shares remaining under prior share repurchase program		13.5